Exhibit 99.24

Client Name:
Client Project Name:	JPMMT 2016-3

Deal Loan Count:	9

Rating Agency ATR QM Data Fields

Loans in Report:	9

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status	Sample Group
3000100134	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	939.45	10/10/2014	3.6357	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0	Complete	JPMC SEC 2016-9
3000101370	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	641.24	10/2/2014	3.4958	Unemployed	Employed	Permanent Resident Alien	Permanent Resident Alien	No	0	Complete	JPMC SEC 2016-9
3000101449	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	5333.8	9/25/2014	3.4747	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	Complete	JPMC SEC 2016-9
3000101515	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	6324.05	9/22/2014	3.6666	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete	JPMC SEC 2016-9
3000102124	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	8641.85	10/30/2014	3.6571	Employed	Employed	Permanent Resident Alien	Permanent Resident Alien	No	0	Complete	JPMC SEC 2016-9
3000102223	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	1539.8	10/29/2014	3.4397	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	ClientComplete	JPMC SEC 2016-9
3000102817	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	689	12/4/2014	3.4145	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0	Complete	JPMC SEC 2016-9
3000103066	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	3595	1/7/2015	3.8158	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0	Complete	JPMC SEC 2016-9
3000103234	QM: Safe Harbor	No	Pre-TRID	xxx	xxx	No	Yes	6272.68	1/5/2015	3.4018	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete	JPMC SEC 2016-9

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